INCOME TAX (EXPENSE)/ BENEFIT - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of income tax expense:
Current tax expense	$ (718)	$ (521)	$ (520)
Deferred tax benefit/ (expense)	736	(1,349)	958
Total income tax benefit/(expense)	$ 18	$ (1,870)	$ 438